Note 8 - Commitments and Contingencies (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
2015	$ 31
Total minimum lease payments	$ 31